REINSURANCE POLICY BETWEEN MSO AND COMPANY, THE BENEFICIARY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
REINSURANCE POLICY BETWEEN MSO AND COMPANY, THE BENEFICIARY
REINSURANCE POLICY BETWEEN MSO AND COMPANY, THE BENEFICIARY

NOTE 4. REINSURANCE POLICY BETWEEN MSO AND COMPANY, THE BENEFICIARY

The Company has a reinsurance policy with an insurance carrier for high-dollar inpatient claims. The reinsurance policy covers most individual claims from an attachment point of $150,000 at 90%, up to an individual member maximum of $2,000,000. Reinsurance recoveries were approximately $363,000 and $133,000 for the three months ended March 31, 2021 and 2020, respectively. Reinsurance premium expense totaled approximately $412,000 and $330,000 for the three months ended March 31, 2021 and 2020, respectively. For the three months ended March 31, 2021 and 2020, both reinsurance premiums and recoveries are routed through the payor under the MSO Risk Agreement, and the impact is included net of medical expenses in the accompanying combined statements of operations. Any estimated or actual reinsurance recoveries due at year-end are included net, with due from/to health plans in the accompanying combined balance sheets.

NOTE 4. REINSURANCE POLICY BETWEEN MSO AND COMPANY, THE BENEFICIARY

The Company has a reinsurance policy with an insurance carrier for high-dollar inpatient claims. The reinsurance policy covers most individual claims from an attachment point of $150,000 at 90%, up to an individual member maximum of $2,000,000. Reinsurance recoveries were approximately $310,000 and $1,479,000 for the years ended December 31, 2020 and 2019, respectively. Reinsurance premium expense totaled approximately $1,000,000 and $764,000 for the years ended December 31, 2020 and 2019, respectively. For the years ended December 31, 2020 and 2019, both reinsurance premiums and recoveries are routed through the payor under the MSO Risk Agreement, and the impact is included net of medical expenses in the accompanying combined statements of operations. Any estimated or actual reinsurance recoveries due at year-end are included net, with due from/to health plans in the accompanying combined balance sheets.